Exchange gain/ (loss) recognised in the consolidated statements of profit or loss:	12 Months Ended
Mar. 31, 2022
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Exchange gain/ (loss) recognised in the consolidated statements of profit or loss:
11. Exchange gain/ (loss) recognised in the consolidated statements of profit or loss:

For the year ended March 31,	2020	2021	2022	2022
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Cost of sales	(4,268)	(1,937)	799	11
Administration cost (Forex on MAT credit entitlements)	(1,136)	166	(339)	(4)
Investment and other income/(loss)	2,489	531	(1,013)	(13)
Finance and other costs	(4,789)	180	(1,455)	(19)

Total	(7,704)	(1,060)	(2,008)	(25)